Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Held To Maturity Securities [Line Items]
Interest income	$ 190,818	$ 102,568	$ 1,930
Keyvac
Schedule Of Held To Maturity Securities [Line Items]
Equity interest percentage		32.60%
Short-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Interest income	18,401	$ 51,034	$ 1,154
Long-term Investments
Schedule Of Held To Maturity Securities [Line Items]
Interest income	$ 2,842	$ 14,143